NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE - Schedule of non-current assets and disposal group classified as held for sale (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Total	$ 10,338	$ 29,138
Non-current assets or disposal groups classified as held for sale
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Aircraft	10,338	29,063
Engines and rotables	0	75
Total	$ 10,338	$ 29,138